As filed with the U.S. Securities and Exchange Commission on December 9, 2020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10319

USA Mutuals
(Exact name of Registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of principal executive offices) (Zip code)

Richard Sapio
700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Name and address of agent for service)

(800) 688-8257
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

Item 1. Reports to Stockholders.

USA Mutuals Vitium Global Fund
Institutional Class (VICVX)
Investor Class (VICEX)
Class A (VICAX)
Class C (VICCX)

USA Mutuals Navigator Fund
Institutional Class (UNAVX)

Please see the inside cover regarding receiving shareholder reports in the future.

Semi-Annual Report
September 30, 2020

USA Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street
Suite 900
Dallas, Texas 75201
Phone: 1-866-264-8783
Web: www.usamutuals.com

Table of Contents

LETTERS TO SHAREHOLDERS	3
EXPENSE EXAMPLE	10
PORTFOLIO OF INVESTMENTS – USA Mutuals Vitium Global Fund	11
PORTFOLIO OF INVESTMENTS – USA Mutuals Navigator Fund	14
STATEMENTS OF ASSETS AND LIABILITIES	16
STATEMENTS OF OPERATIONS	19
STATEMENTS OF CHANGES IN NET ASSETS	20
FINANCIAL HIGHLIGHTS	22
NOTES TO FINANCIAL STATEMENTS	24
BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT	36
ADDITIONAL INFORMATION	40

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on the Funds’ website (www.usamutuals.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds (or your financial intermediary) electronically by contacting your financial intermediary or, if you are a direct investor, by calling 1-866-264-8783.

You may elect to receive all future reports in paper free of charge. You can inform the Funds (or your financial intermediary) that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you are a direct investor, by calling 1-866-264-8783. Your election to receive reports in paper will apply to all funds held with your financial intermediary or, if you are a direct investor, to all Funds held with the fund complex.

LETTERS TO SHAREHOLDERS

USA Mutuals Vitium Global Fund

Dear Valued Shareholder,

We write this letter to inform you of the economic conditions and Fund performance experience during the past six-month period.

	Calendar Year to Date				Since
Share Class/Benchmark	(as of 9/30/2020)	1 Year	5 Year	10 Year	Inception*
Investor Class	-11.56%	-5.33%	5.46%	9.10%	8.23%
MSCI ACWI TR Index	1.77%	11.00%	10.90%	9.13%	8.62%
S&P 500 Index	5.57%	15.15%	14.15%	13.74%	9.66%
Class A w/Load	-16.68%	-10.78%	4.18%	—	7.71%
Class A w/o Load	-11.60%	-5.33%	5.42%	—	8.43%
Class C w/Load	-12.96%	-6.94%	4.68%	—	7.66%
Class C w/o Load	-12.08%	-6.04%	4.68%	—	7.66%
Institutional Class	-11.43%	-5.10%	5.75%	—	3.39%

*	Inception 8/30/2002 (Investor Class, MSCI ACWI TR Index and S&P 500 Index), 12/8/2011 (Class A & C) and 4/1/2014 (Institutional Class)

The global stock market survived a tumultuous period in the six months ended September 30, 2020.  What began as a dramatic and historically significant sell-off in March due to fears surrounding the Coronavirus pandemic ended with a tremendous market rally that saw stocks gain 56% from their March 23rd lows.  Such a change in investor sentiment is rare but not without precedent, if one includes the market bottom that occurred in 2009 at the end of the Global Financial Crisis.  Indeed, the fear of missing out on a significant profit opportunity seemed to overwhelm the need for investors to preserve their capital in times of great financial stress.

Many investors attribute the stock market’s strong performance since March to an improving economy, although unemployment and economic growth is far from the sanguine levels at the start of the year. Others look at the increasingly accommodative Federal Reserve as an important rally catalyst, pointing to interest rates that will be kept at or around zero until the end of 2023. The positive momentum in the capital markets exists in stark contrast to the macroeconomic headwinds we currently face. There is significant uncertainty over the upcoming U.S. Presidential election, and questions over the timing of a Covid-19 vaccine. Meanwhile, states and municipalities are facing significant fiscal shortfalls and potential ratings downgrades.

Reflecting these realities, the Nasdaq Composite Index fell more than 10% from its early-September high only three days after hitting a record, and although it has recovered some of its losses, the sudden sell-off underscores the considerable uncertainty ahead. September also marks the first month of a new portfolio management team at the Vitium Global Fund. We are excited at the potential for the sectors highlighted in the Fund, as many consumer-focused stocks have offered significant value and boasted attractive dividend yields. In many cases, the holdings in the Vitium Global Fund are ignored by many ESG-centric investors, and in our view, represent competitive opportunities that can add valuable diversification to a thoughtfully constructed portfolio. Among the changes we are making to the Fund include helping to mitigate downside risk in the form of index options during periods of significant volatility; potentially adding new positions in beaten-down areas of the market including marijuana and energy exploration; and more opportunistic ways to capture moves in the equities market. We will detail these portfolio changes in future monthly updates.

With warmest regards,

USA Mutuals Advisors, Inc.

USA Mutuals Navigator Fund

Dear Valued Shareholder,

We write this letter to inform you of the economic conditions and Fund performance experience during the past six-month period.

	Calendar Year to Date				Since
Share Class/Benchmark	(as of 9/30/2020)	1 Year	5 Year	10 Year	Inception*
UNAVX	-7.16%	-0.08%	7.70%	8.45%	11.03%
S&P 500 Index	5.57%	15.15%	14.15%	13.74%	8.22%

* Inception 2/1/2002

In September, the new portfolio management team was on-boarded at the Navigator Fund. We are excited about the potential for the Fund. The desired outcomes of Fund performance remain unchanged seeking absolute return throughout market cycles. We believe our emphasis on positive mathematical expectation with downside mitigation by-trade will be critically important as markets and risks change with equity valuations and bond prices near highs.

As the new managers, we want to express our priorities and values around building robust strategies. We believe our strategy has the potential for positive performance over most market cycles independent of broader equity market returns. In that vein, our primary focus is on trading the properties of market dynamics while searching for attractive risk-adjusted returns. These trades are typically in short time frames, and we do not intend to make long-term macro-economic calls on market direction.

In short, we believe there are attractive risk/reward asymmetry opportunities in specific frames because markets are mainly driven by complex behavior of investors and traders reacting to news. Both positive and negative feedback loops occur that are both detectable and actionable in short time frames.

More broadly since late March, equity markets quickly digested and responded to the massive monetary stimulus with a near-record S&P 500 rally in terms of velocity and magnitude. During the last six months, the S&P 500’s rapid climb higher into the teeth of ongoing economic uncertainty was impressive. This was particularly impressive as the economic implications of COVID became more dubious coupled with a contentious political environment. It also stirred the types of feedback loops where our strategies can add alpha.

Despite this rapid reversion from “the brink” in March, implied options volatility has remained elevated indicating sizable S&P 500 moves ahead. The CBOE volatility index (VIX) was above 20 despite muted summer intraday ranges in which realized volatility remained in the low teens. The expectation, or fear, of another leg down in equities was quite apparent in the sizable put option buying among many hedgers and speculators through the summer.

The most interesting metric during the period has been the CBOE SKEW Index, which provides perceived volatility based on increased demand of put options (potential downside mitigation) vs. call options (upside exposure). As late as August 21, the CBOE SKEW Index was near all-time highs at 146.73. This means there had been lots of put buyers relative to call buyers. This was likely active hedging going into the historically dangerous autumn months.

At the first sign of equities selling off in September, the CBOE SKEW Index plummeted -18.82%. Mostly, it indicated call buyers entered the market trying to capitalize on yet another snapback. It also indicated a more balanced view of the potential for upside/downside moves in the short term. A “melt up” in equity markets is considered a distinct possibility by market participants. Moreover, the absolute level of volatility remains high indicating downside hedgers are still prominently positioned ahead of the election.

With warmest regards,

USA Mutuals Advisors, Inc.

DISCLOSURES:

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-264-8783. In addition, performance for the Vitium Global Fund’s Class A shares may reflect a CDSC of 1.00% if certain conditions apply. Please see the Fund prospectus for further details. Performance shown including load reflects the Class A Maximum Sales Charge of 5.75% and Class C Maximum Sales Charge of 1.00% on shares redeemed within 12 months of purchase. The gross expense ratio for the Vitium Global Fund is 1.67% (A), 2.42% (C), 1.47% (I) and 1.67% (Inv.). The net expense ratio for the Vitium Global Fund is 1.49% (A), 2.24% (C), 1.24% (I) and 1.49% (Inv.). The contractual limit on the Vitium Global Fund’s expenses is in place through 7/31/2021.

Mutual fund investing involves risk; principal loss is possible. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Investing in derivatives may subject the Fund to losses if the derivatives do not perform as expected. Short sales involve selling a security that a Fund borrows and does not own.

Vitium Global Fund:
Mutual fund investing involves risk; principal loss is possible. The Fund will concentrate its net assets in industries that have significant barriers to entry including the alcoholic beverages, tobacco, gaming and defense/aerospace industries, the Fund may be subject to the risks affecting those industries, including the risk that the securities of companies within those industries will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting those industries, more than would a fund that invests in a wide variety of industries. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in smaller companies, which involve additional risks, such as limited liquidity and greater volatility. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management and the risk that a position could not be closed when most advantageous. Investing in derivatives could result in losing more than the amount invested. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

Effective December 31, 2019, the Fund changed its benchmark from the S&P 500 Index to the MSCI All Country World Index Total Return to better align its geographic exposure with the appropriate benchmark. Return data on both indexes will be provided for one year in the prospectus.

Navigator Fund:
The investment objective of the Navigator Fund is capital appreciation and capital preservation with lower volatility throughout market cycles – highly correlated with the Standard & Poor’s (“S&P”) 500® Index in bull markets, and less or negatively correlated in bear markets. Investors should consider the Fund’s investment objectives, risks, and fees and expenses carefully before investing; the Fund’s prospectus contains this and other information and should be read carefully before investing.

Simultaneous with the commencement of the Fund’s investment operations on October 13, 2017, the Goldman Navigator Fund, L.P., a limited partnership managed by Mr. Steven Goldman, the Fund’s then portfolio manager (the “Predecessor Partnership”), converted into the Institutional Class shares of the Fund by contributing all its assets to the Fund in exchange for Institutional Class shares of the Fund.

Performance data quoted prior to October 13, 2017, represents the past performance of the Goldman Navigator Fund L.P., a limited partnership managed by Mr. Steven Goldman, the Fund’s then portfolio manager (the “Predecessor Partnership”). From its inception in 2002 through 2012, the Predecessor Partnership was managed as a proprietary account of the portfolio manager and was converted to a limited partnership in 2012. From its inception on February 1, 2002, through October 13, 2017, the Predecessor Partnership maintained investment policies, objectives, guidelines, and restrictions that were, in all material respects, equivalent to those of the Fund, and at the time of the conversion, the Predecessor Partnership was managed by the same portfolio manager as the Fund.  Such portfolio manager managed the Predecessor Partnership since its inception in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund.  The Fund’s performance for periods before October 13, 2017, is that of the Predecessor Partnership and includes the expenses of the Predecessor Partnership. The performance includes gains or losses plus income and the reinvestment of all dividends and interest. All returns reflect the deduction of all actual fees and expenses, paid by the Predecessor Partnership, without provision for state or local taxes.  If the Predecessor Partnership’s performance was adjusted to reflect the projected first-year expenses of the Fund, the performance for all periods would have been lower than that stated. The Predecessor Partnership was not registered under the 1940 Act and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), which, if applicable, may have adversely affected its performance.  On a going forward basis after October 13, 2017, the Fund’s performance will be calculated using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total returns for the Predecessor Partnership. Please refer to the Financial Statements section of the Fund’s SAI to review additional information regarding the Predecessor Partnership.

Short sales carry significant risk, including the risk of loss if the value of a security sold short increases prior to the scheduled delivery date since a Fund must pay more for the security than it has received from the purchaser in the short sale. Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. The Funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. This risk increases with emerging markets. Small and mid-size companies involve additional risks such as limited liquidity and greater volatility. Investments in futures may result in a substantial loss in a short period. The loss may be more than the original investment. One cannot invest directly in an index.

The Funds are distributed by Compass Distributors, LLC.

Definitions:

Call Option: An option contract giving the owner the right, but not the obligation, to buy a specified amount of an underlying security at a specified price within a specified time.

CBOE Skew Index: Estimates the skewness of S&P 500® returns at the end of a 30-day horizon.

ESG (Environmental, Social, and Governance):  A set of standards for a company’s operations that socially conscious investors use to screen potential investments. Environmental criteria consider how a company performs as a steward of nature. Social criteria examine how it manages relationships with employees, suppliers, customers, and the communities where it operates. Governance deals with a company’s leadership, executive pay, audits, internal controls, and shareholder rights.

Nasdaq Composite Index:  Market capitalization-weighted index of over 2,500 common equities listed on the Nasdaq stock exchange.

Put Option: An option contract giving the owner the right, but not the obligation, to sell a specified amount of an underlying security at a specified price within a specified time.

S&P 500: The S&P 500® Index is a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The S&P 500® Index is an index of the common stock prices of 500 widely held U.S. stocks and includes reinvestment of dividends. The S&P 500 Index is considered to be generally representative of the U.S. large capitalization stock market as a whole. Unmanaged index returns do not reflect fees, expenses or sales charges.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding a Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

Expense Example (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases, contingent deferred sales charges, or redemption fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other fund expenses.  The following sections are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses such as sales charges, contingent deferred sales charges, fees for wire transfer requests, IRA maintenance fees, etc.  Therefore, if these transactional costs were included, your costs would have been higher.  For more information, see your Fund’s prospectus or contact your financial adviser.  The examples are based on an investment of $1,000 that was made on April 1, 2020 and held until September 30, 2020 (the “period”).

Actual expenses | The table below shows the actual expenses you would have paid on a $1,000 investment during the period.  It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns after ongoing expenses.  This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes | The table below also shows each Fund’s expenses based on a $1,000 investment during the period and assuming a hypothetical 5% annualized rate of return before ongoing expenses, which is not the Fund’s actual return.  Please note that you should not use this information to estimate your actual ending account balance and expenses paid during the period.  You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Funds with those of other funds.  All mutual fund shareholder reports will provide this information to help you make this comparison.

		Actual expenses		Hypothetical expenses
	Beginning	Ending		Ending
	Account	Account	Expenses	Account	Expenses
	Value	Value	paid	Value	paid	Annualized
	April 1,	September 30,	during	September 30,	during the	expense
	2020	2020	period (a)	2020	period (a)	ratio
USA Mutuals
Vitium Global Fund
Institutional Class	$1,000.00	$1,203.40	$6.85	$1,018.85	$6.28	1.24%
Investor Class	1,000.00	1,202.40	8.23	1,017.60	7.54	1.49
Class A	1,000.00	1,201.80	8.22	1,017.60	7.54	1.49
Class C	1,000.00	1,197.20	12.34	1,013.84	11.31	2.24
USA Mutuals
Navigator Fund
Institutional Class	$1,000.00	$1,139.40	$10.67	$1,015.09	$10.05	1.99%

(a)
Expenses are calculated using each Fund’s annualized expense ratios for each class of shares, multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (183), and then dividing that result by the actual number of days in the fiscal year (365).

USA Mutuals Vitium Global Fund – Portfolio of Investments
as of September 30, 2020 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value

Aerospace & Defense - 23.0%
BAE Systems PLC (b)	469,194	$2,918,159
General Dynamics Corp.	26,500	3,668,395
Lockheed Martin Corp.	15,000	5,749,200
Northrop Grumman Corp. (g)	14,700	4,637,703
Raytheon Technologies Corp. (g)	77,958	4,485,704
The Boeing Co. (a)	17,000	2,809,420
		24,268,581
Alcoholic Beverages - 21.8%
Anheuser-Busch InBev S.A./N.V. (b)	67,500	3,658,285
Carlsberg A/S - Class B (b)	15,000	2,022,079
Constellation Brands, Inc. - Class A	19,000	3,600,690
Diageo PLC - ADR (b)	39,500	5,437,570
Heineken N.V. (a)(b)	45,000	4,003,470
Pernod Ricard S.A. (a)(b)	26,500	4,230,194
		22,952,288
Casinos, Gambling & Lotteries - 30.0%
DraftKings, Inc. - Class A (a)(d)	100,000	5,884,000
Evolution Gaming Group AB (b)(f)	72,500	4,815,065
Galaxy Entertainment Group Ltd. (b)	1,155,000	7,742,176
Las Vegas Sands Corp.	110,000	5,132,600
Melco International Development Ltd. (b)	1,400,000	2,449,532
Sands China Ltd. (b)	850,000	3,273,850
Wynn Macau Ltd. (a)(b)	1,474,600	2,351,734
		31,648,957
Mining - 4.8%
Cameco Corp. (b)	500,000	5,050,000
		5,050,000
Real Estate Investment Trusts - 1.0%
Gaming and Leisure Properties, Inc.	27,937	1,031,711
		1,031,711
Tobacco Manufacturing - 18.9%
Altria Group, Inc.	40,000	1,545,600
British American Tobacco PLC - ADR (b)(d)	143,000	5,169,450
Philip Morris International, Inc.	75,000	5,624,250
Swedish Match AB (b)	92,500	7,568,684
		19,907,984
Total Common Stocks (Cost $73,318,752)		104,859,521

The accompanying notes are an integral part of these financial statements.

USA Mutuals Vitium Global Fund – Portfolio of Investments
as of September 30, 2020 (Unaudited)

		Number of
	Number of	Shares per	Notional
PURCHASED OPTIONS - 0.0%	Contracts	Contract	Amount	Value

Exchange Traded Put Options - 0.0%
S&P 500 Index, Expires 10/16/20,
Exercise Price $2,875 (a)	84	100	$28,249,200	$16,800
Total Purchased Options
(Cost $68,970)				16,800

SHORT-TERM INVESTMENTS - 5.2%
Money Market Funds - 0.4%			Shares
First American Treasury Obligations Fund - Class X, 0.06% (c)			430,647	430,647
Other Investment Funds - 4.8%
Mount Vernon Liquid Assets Portfolio, LLC, 0.19% (c)(e)			4,990,705	4,990,705
Total Short-Term Investments (Cost $5,421,352)				5,421,352
Total Investments (Cost $78,809,074) - 104.7%				110,297,673
Liabilities in Excess of Other Assets - (4.7)%				(4,906,841)
TOTAL NET ASSETS - 100.0%				$105,390,832

(a)	Non-Income Producing.
(b)	Foreign Issued Security.
(c)	Annualized seven-day yield as of the date of this report.
(d)	All or a portion of this security was on loan as of the date of this report. The total market value of loaned securities was $4,945,236 or 4.7% of net assets as of the date of this report.
(e)	Investment made with cash collateral received for securities on loan.
(f)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration to qualified institutional investors.

(g)	All or a portion of this security is pledged as collateral in connection with open purchased options contracts.
ADR – American Depositary Receipt
PLC – Public Limited Company

The accompanying notes are an integral part of these financial statements.

USA Mutuals Vitium Global Fund – Portfolio of Investments
as of September 30, 2020 (Unaudited)

Portfolio Summary	As a % of Net Assets
United States	41.9%
Hong Kong	15.0%
United Kingdom	12.8%
Sweden	11.8%
Short-Term Investments	5.2%
Canada	4.8%
France	4.0%
Netherlands	3.8%
Belgium	3.5%
Denmark	1.9%
Purchased Options	0.0%
Other Assets and Liabilities	(4.7)%
100.0%

The accompanying notes are an integral part of these financial statements.

USA Mutuals Navigator Fund – Portfolio of Investments
as of September 30, 2020 (Unaudited)

		Number of
	Number of	Shares per	Notional
PURCHASED OPTIONS - 0.1%	Contracts	Contract	Amount	Value

Exchange Traded Put Options - 0.1%
S&P 500 Index E-MINI, Expires
10/02/2020, Strike Price $3,250	324	50	$54,480,600	$79,150
Total Purchased Options
(Cost $79,150)				79,150

			Principal
SHORT-TERM	Maturity		Amount/
INVESTMENTS - 83.8%	Date	Yield (c)	Shares
U.S. Treasury Bills - 50.0%
United States Treasury Bill	10/22/20	0.14%	$5,000,000	4,999,788
United States Treasury Bill (a)	10/29/20	0.10%	1,500,000	1,499,904
United States Treasury Bill (a)	12/10/20	0.18%	23,500,000	23,496,116
United States Treasury Bill (a)	1/28/21	0.12%	7,000,000	6,997,889
Total U.S. Treasury Bills (Cost $36,988,696)				36,993,697

Money Market Funds - 33.8%
First American Government
Obligations Fund - Class X, 0.07% (b)			25,019,039	25,019,039
Total Money Market Funds (Cost $25,019,039)				25,019,039
Total Short-Term Investments (Cost $62,007,735)				62,012,736
Total Investments (Cost $62,086,885) - 83.9%				62,091,886
Other Assets in Excess of Liabilities - 16.1%				11,954,981
TOTAL NET ASSETS - 100.0%				$74,046,867

(a)	This security is pledged as collateral in connection with open futures contracts. Total value of collateral pledged is $31,993,909 as of the date of this report.
(b)	Annualized seven-day yield as of the date of this report.
(c)	Zero coupon instrument. Rate disclosed is yield to maturity as of the date of this report.

Portfolio Summary	As a % of Net Assets
U.S. Treasury Bills	50.0%
Money Market Funds	33.8%
Purchased Options	0.1%
Other Assets and Liabilities	16.1%
100.0%

The accompanying notes are an integral part of these financial statements.

USA Mutuals Navigator Fund – Schedule of Futures Contracts
as of September 30, 2020 (Unaudited)

					Unrealized
		Expiration	Notional	Notional	Appreciation
Description	Contracts	Date	Amount	Value	(Depreciation)
Long Contracts:
S&P 500 Index E-MINI	324	12/18/20	$53,954,591	$54,302,400	$347,809

There is no variation margin due to or from the Fund as of the date of this report.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities as of September 30, 2020 (Unaudited)

	USA Mutuals		USA Mutuals
	Vitium Global Fund		Navigator Fund
ASSETS
Investments:
Total investments, at cost	$78,809,074		$62,086,885
Net unrealized appreciation (depreciation)	31,488,599		5,001
Total investments, at value	110,297,673	^	62,091,886
Gross unrealized appreciation - open futures contracts	—		347,809
Deposit at broker - futures contracts	—		11,755,279
Foreign currency (cost of $1,570 and $—, respectively)	1,589		—
Receivable for investments sold	—		277,688
Receivable for capital shares sold	899		172,816
Dividends, interest and securities
lending income receivable, net	212,943		1,465
Foreign tax reclaim receivable	136,984		—
Prepaid expenses and other assets	59,431		47,381
TOTAL ASSETS	$110,709,519		$74,694,324
LIABILITIES
Payable for securities lending collateral received	4,990,705		—
Payable for investments purchased	—		309,102
Payable for capital shares redeemed	146,333		147,421
Accrued advisory fees, net	68,784		88,018
Accrued legal fees	6,267		14,122
Accrued accounting, administration,
custody & transfer agent fees	36,815		26,179
Accrued distribution fees	25,948		—
Accrued trustees fees	12,932		12,932
Accrued sub-transfer agent fees	1,828		21,021
Other accrued expenses and liabilities	29,075		28,662
TOTAL LIABILITIES	$5,318,687		$647,457
NET ASSETS	$105,390,832		$74,046,867

NET ASSETS CONSISTS OF:
Paid-in capital	$78,099,880		$79,873,982
Total distributable earnings (loss)	27,290,952		(5,827,115)
NET ASSETS	$105,390,832		$74,046,867

^	Includes securities on loan with a value of $4,945,236.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities as of September 30, 2020 (Unaudited) (Continued)

	USA Mutuals	USA Mutuals
	Vitium Global Fund	Navigator Fund
Institutional Class*:
Net assets	$6,559,828	$74,046,867
Shares outstanding	240,463	3,411,243
NAV, redemption and offering price/share	$27.28	$21.71

Investor Class*:
Net assets	$84,124,574
Shares outstanding	3,133,660
NAV, redemption and offering price/share	$26.85

Class A*:
Net assets	$6,869,765
Shares outstanding	257,508
NAV, redemption and offering price/share(1)	$26.68
Maximum offering price per share(2)	$28.31

Class C*:
Net assets	$7,836,665
Shares outstanding	301,650
NAV, redemption and offering price/share(3)	$25.98

*	Unlimited number of shares authorized, $0.001 par value per share.
(1)	Subject to contingent deferred sales charge “CDSC” of 1.00% on purchases of $1 million or more redeemed within 18 months of purchase.
(2)	The maximum offering price per share is calculated as 100/94.25 of NAV.
(3)	Subject to CDSC of 1.00% on shares redeemed within 12 months of purchase.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Statements of Operations for the Six Months Ended September 30, 2020 (Unaudited)

	USA Mutuals	USA Mutuals
	Vitium Global Fund	Navigator Fund
INVESTMENT INCOME
Dividend income	$1,119,247	$—
Less: foreign taxes withheld	(45,129)	—
Interest income	728	315,223
Securities lending income, net	20,640	—
TOTAL INVESTMENT INCOME	1,095,486	315,223

EXPENSES
Advisory fees (Note 3)	529,256	917,322
Distribution fees - Investor Class (Note 3)	110,691	—
Distribution fees - Class A (Note 3)	9,206	—
Distribution fees - Class C (Note 3)	41,677	—
Accounting, administration, custody & transfer agent fees	103,502	90,104
Sub-transfer agent fees - Institutional Class	2,131	51,151
Legal fees	49,925	38,855
Federal and state registration fees	20,242	13,177
Trustees fees	18,432	18,432
Audit fees	9,777	8,697
Compliance fees and expenses	13,646	13,646
Reports to shareholders	9,651	8,507
Legal fees - extraordinary (Note 3) ^	1,287	—
Interest expenses	225	—
Other expenses	25,679	21,464
TOTAL EXPENSES	945,327	1,181,355
Less waivers and reimbursements by Advisor (Note 3)	(91,649)	(138,229)
NET EXPENSES	853,678	1,043,126
NET INVESTMENT INCOME (LOSS)	241,808	(727,903)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(4,070,857)	(324,812)
Foreign currency transactions	(1,267)	—
Futures contracts	—	20,791,949
Net realized gain (loss)	(4,072,124)	20,467,137
Net change in unrealized appreciation (depreciation) on:
Investments	24,066,107	(261,266)
Foreign currency translation	8,703	—
Futures contracts (Note 2)	—	(3,778,106)
Net change in unrealized appreciation (depreciation)	24,074,810	(4,039,372)
NET REALIZED AND UNREALIZED GAIN (LOSS)	20,002,686	16,427,765

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$20,244,494	$15,699,862

^	Excluding extraordinary expenses, total expenses are $944,040, net expenses are $852,391 and net investment income is $243,095.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	USA Mutuals Vitium Global Fund
	Six Months Ended
	September 30, 2020	Year Ended
	(Unaudited)	March 31, 2020
FROM OPERATIONS
Net investment income (loss)	$241,808	$1,645,986
Net realized gain (loss)	(4,072,124)	8,296,357
Net change in unrealized appreciation (depreciation)	24,074,810	(34,801,435)
Net increase (decrease) in net assets from operations	20,244,494	(24,859,092)
FROM DISTRIBUTIONS
Institutional Class	—	(455,164)
Investor Class	—	(5,423,692)
Class A	—	(502,679)
Class C	—	(469,402)
Net decrease in net assets from distributions paid	—	(6,850,937)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Institutional Class	683,297	2,055,776
Proceeds from shares sold - Investor Class	1,301,310	3,358,221
Proceeds from shares sold - Class A	143,088	760,846
Proceeds from shares sold - Class C	21,829	228,147
Reinvestment of distributions - Institutional Class	—	433,934
Reinvestment of distributions - Investor Class	—	5,235,012
Reinvestment of distributions - Class A	—	446,553
Reinvestment of distributions - Class C	—	447,827
Cost of shares redeemed - Institutional Class	(1,878,413)	(4,461,996)
Cost of shares redeemed - Investor Class	(14,077,946)	(29,331,000)
Cost of shares redeemed - Class A	(1,581,722)	(3,549,983)
Cost of shares redeemed - Class C	(1,255,563)	(3,340,931)
Net increase (decrease) in net assets from capital share transactions	(16,644,120)	(27,717,594)
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,600,374	(59,427,623)
NET ASSETS
Beginning of period	101,790,458	161,218,081
End of period	$105,390,832	$101,790,458
SHARE TRANSACTIONS
Shares sold - Institutional Class	26,467	67,994
Shares sold - Investor Class	50,362	117,170
Shares sold - Class A	5,490	25,774
Shares sold - Class C	874	7,811
Shares reinvested - Institutional Class	—	14,242
Shares reinvested - Investor Class	—	174,210
Shares reinvested - Class A	—	14,954
Shares reinvested - Class C	—	15,310
Shares redeemed - Institutional Class	(70,839)	(150,290)
Shares redeemed - Investor Class	(533,960)	(1,012,611)
Shares redeemed - Class A	(61,335)	(124,862)
Shares redeemed - Class C	(48,948)	(118,407)
Increase (decrease) in shares outstanding	(631,889)	(968,705)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	USA Mutuals Navigator Fund
	Six Months Ended
	September 30, 2020	Year Ended
	(Unaudited)	March 31, 2020
FROM OPERATIONS
Net investment income (loss)	$(727,903)	$(148,684)
Net realized gain (loss)	20,467,137	(19,970,328)
Net change in unrealized appreciation (depreciation)	(4,039,372)	3,548,322
Net increase (decrease) in net assets from operations	15,699,862	(16,570,690)
FROM DISTRIBUTIONS
Institutional Class	—	(6,562,021)
Net decrease in net assets from distributions paid	—	(6,562,021)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Institutional Class	8,675,582	105,197,953
Reinvestment of distributions - Institutional Class	—	6,507,337
Cost of shares redeemed - Institutional Class	(67,445,255)	(33,481,869)
Net increase (decrease) in net assets from capital share transactions	(58,769,673)	78,223,421
TOTAL INCREASE (DECREASE) IN NET ASSETS	(43,069,811)	55,090,710
NET ASSETS
Beginning of period	117,116,678	62,025,968
End of period	$74,046,867	$117,116,678
SHARE TRANSACTIONS
Shares sold - Institutional Class	420,862	4,609,869
Shares reinvested - Institutional Class	—	280,541
Shares redeemed - Institutional Class	(3,168,646)	(1,545,685)
Increase (decrease) in shares outstanding	(2,747,784)	3,344,725

The accompanying notes are an integral part of these financial statements.

Financial Highlights

			From Investment Operations			Distributions to Shareholders From
For a Share				Net
Outstanding		Net Asset	Net	Realized &
Throughout		Value,	Investment	Unrealized		Net	Net
Each Fiscal Period:		Beginning	Income	Gains		Investment	Realized
Beginning	Ending	of Period	(Loss)(a)	(Losses)	Total	Income	Gains	Total
USA Mutuals Vitium Global Fund Institutional Class*
4/1/20	9/30/20	$22.67	$0.10	$4.51	$4.61	$—	$—	$—
4/1/19	3/31/20	29.60	0.42	(5.83)	(5.41)	(0.39)	(1.13)	(1.52)
4/1/18	3/31/19	32.68	0.41	(3.20)	(2.79)	(0.21)	(0.08)	(0.29)
4/1/17	3/31/18	28.74	0.38	4.64	5.02	(0.37)	(0.71)	(1.08)
4/1/16	3/31/17	30.94	0.52	2.92	3.44	(0.55)	(5.09)	(5.64)
4/1/15	3/31/16	29.30	0.47	1.57	2.04	(0.40)	—	(0.40)

USA Mutuals Vitium Global Fund Investor Class*
4/1/20	9/30/20	22.33	0.06	4.46	4.52	—	—	—
4/1/19	3/31/20	29.18	0.34	(5.74)	(5.40)	(0.32)	(1.13)	(1.45)
4/1/18	3/31/19	32.31	0.32	(3.20)	(2.88)	(0.17)	(0.08)	(0.25)
4/1/17	3/31/18	28.45	0.27	4.61	4.88	(0.31)	(0.71)	(1.02)
4/1/16	3/31/17	30.64	0.33	3.00	3.33	(0.43)	(5.09)	(5.52)
4/1/15	3/31/16	29.05	0.33	1.61	1.94	(0.35)	—	(0.35)

USA Mutuals Vitium Global Fund Class A*
4/1/20	9/30/20	22.20	0.06	4.42	4.48	—	—	—
4/1/19	3/31/20	29.01	0.34	(5.70)	(5.36)	(0.32)	(1.13)	(1.45)
4/1/18	3/31/19	32.18	0.32	(3.24)	(2.92)	(0.17)	(0.08)	(0.25)
4/1/17	3/31/18	28.33	0.27	4.60	4.87	(0.31)	(0.71)	(1.02)
4/1/16	3/31/17	30.52	0.32	3.00	3.32	(0.42)	(5.09)	(5.51)
4/1/15	3/31/16	28.94	0.32	1.62	1.94	(0.36)	—	(0.36)

USA Mutuals Vitium Global Fund Class C*
4/1/20	9/30/20	21.70	(0.04)	4.32	4.28	—	—	—
4/1/19	3/31/20	28.41	0.12	(5.58)	(5.46)	(0.12)	(1.13)	(1.25)
4/1/18	3/31/19	31.56	0.10	(3.12)	(3.02)	(0.05)	(0.08)	(0.13)
4/1/17	3/31/18	27.86	0.03	4.52	4.55	(0.14)	(0.71)	(0.85)
4/1/16	3/31/17	30.00	0.10	2.94	3.04	(0.09)	(5.09)	(5.18)
4/1/15	3/31/16	28.54	0.11	1.58	1.69	(0.23)	—	(0.23)

USA Mutuals Navigator Fund Institutional Class*
4/1/20	9/30/20	19.02	(0.14)	2.83	2.69	—	—	—
4/1/19	3/31/20	22.04	(0.03)	(1.66)	(1.69)	(0.02)	(1.31)	(1.33)
4/1/18	3/31/19	20.48	0.02	1.71	1.73	—	(0.17)	(0.17)
10/13/17^	3/31/18	20.00	(0.07)	0.68	0.61	—	(0.13)	(0.13)

*
Redemption fees of less than $0.005/share are not presented and are included in net realized & unrealized gains (losses) from investment operations.  Information for periods beginning after March 31, 2020 are unaudited.

^	Commencement of operations.
(a)	Calculated based on average shares outstanding during the fiscal period.
(b)	Annualized for periods less than one year.
(c)
Not annualized for periods less than one year.  Total Returns are calculated without the imposition of either front-end or contingent deferred sales charges (as applicable, see current Prospectus).  Portfolio turnover rates are calculated at the fund level (not by individual share class).

(d)	Reflects the expense ratio excluding any expense waivers or expense recoupments.

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

							Ratios to Average Net Assets(b)
For a Share		Net			Net
Outstanding		Asset			Assets at		Net
Throughout		Value,	Total		End of		Investment				Gross		Portfolio
Each Fiscal Period:		End of	Return		Period		Income		Net		Expenses		Turnover
Beginning	Ending	Period	(c)		(000’s	)	(Loss)		Expenses		(d)		Rate(c)
USA Mutuals Vitium Global Fund Institutional Class* (Continued)
4/1/20	9/30/20	$27.28	20.34	%+	$6,560		0.72	%+	1.24	%+	1.46	%+	1%
4/1/19	3/31/20	22.67	(19.57	)+	6,457		1.40	+	1.34	+	1.57	+	32
4/1/18	3/31/19	29.60	(8.49)		10,445		1.37		1.24		1.30		15
4/1/17	3/31/18	32.68	17.52		12,152		1.21		1.24		1.28		20
4/1/16	3/31/17	28.74	12.47		3,161		1.77		1.24		1.27		56
4/1/15	3/31/16	30.94	7.07		123		1.58		1.23		1.23		58

USA Mutuals Vitium Global Fund Investor Class* (Continued)
4/1/20	9/30/20	$26.85	20.24	+	84,125		0.47	+	1.49	+	1.65	+	1
4/1/19	3/31/20	22.33	(19.78	)+	80,791		1.15	+	1.59	+	1.77	+	32
4/1/18	3/31/19	29.18	(8.87)		126,599		1.07		1.49		1.53		15
4/1/17	3/31/18	32.31	17.24		189,274		0.87		1.49		1.53		20
4/1/16	3/31/17	28.45	12.15		194,217		1.08		1.49		1.49		56
4/1/15	3/31/16	30.64	6.79		187,344		1.13		1.48		1.48		58

USA Mutuals Vitium Global Fund Class A* (Continued)
4/1/20	9/30/20	$26.68	20.18	+	6,870		0.47	+	1.49	+	1.65	+	1
4/1/19	3/31/20	22.20	(19.76	)+	6,955		1.15	+	1.59	+	1.77	+	32
4/1/18	3/31/19	29.01	(9.03)		11,531		1.08		1.49		1.53		15
4/1/17	3/31/18	32.18	17.27		16,664		0.88		1.49		1.53		20
4/1/16	3/31/17	28.33	12.17		16,254		1.07		1.49		1.49		56
4/1/15	3/31/16	30.52	6.79		18,219		1.11		1.48		1.48		58

USA Mutuals Vitium Global Fund Class C* (Continued)
4/1/20	9/30/20	$25.98	19.72	+	7,837		(0.28	)+	2.24	+	2.40	+	1
4/1/19	3/31/20	21.70	(20.35	)+	7,588		0.40	+	2.34	+	2.52	+	32
4/1/18	3/31/19	28.41	(9.51)		12,643		0.34		2.24		2.28		15
4/1/17	3/31/18	31.56	16.38		16,492		0.12		2.24		2.28		20
4/1/16	3/31/17	27.86	11.32		16,715		0.32		2.24		2.24		56
4/1/15	3/31/16	30.00	6.00		17,378		0.38		2.23		2.23		58

USA Mutuals Navigator Fund Institutional Class* (Continued)
4/1/20	9/30/20	$21.71	13.94		74,047		(1.39)		1.99		2.25		0
4/1/19	3/31/20	19.02	(8.80)		117,117		(0.14)		1.99		2.34		0
4/1/18	3/31/19	22.04	8.54		62,026		0.08		1.99		2.39		0
10/13/17^	3/31/18	20.48	3.02		23,125		(0.78)		1.99		3.16		0

+	The total returns and ratios to average net assets below exclude the impact of extraordinary expenses:

Period			Total	Net Investment	Net	Gross
Beginning	Ending		Return (c)	Income (Loss)	Expenses	Expenses (d)
4/1/20	9/30/20	Institutional Class	20.34%	0.73%	1.24%	1.46%
4/1/19	3/31/20	Institutional Class	(19.46)	1.50	1.24	1.47
4/1/20	9/30/20	Investor Class	20.24	0.48	1.49	1.65
4/1/19	3/31/20	Investor Class	(19.64)	1.25	1.49	1.67
4/1/20	9/30/20	Class A	20.18	0.48	1.49	1.65
4/1/19	3/31/20	Class A	(19.65)	1.25	1.49	1.67
4/1/20	9/30/20	Class C	19.72	(0.27)	2.24	2.40
4/1/19	3/31/20	Class C	(20.24)	0.50	2.24	2.42

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements September 30, 2020 (Unaudited)

1.  Organization – USA Mutuals (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated March 20, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. USA Mutuals Vitium Global Fund (“Vitium Global Fund”, most recently known as USA Mutuals Vice Fund) and USA Mutuals Navigator Fund (“Navigator Fund”) (each a “Fund” and collectively the “Funds”), each represent a distinct portfolio with its own investment objective and policies within the Trust. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Trust are segregated, and a shareholder’s interest is limited to the Fund(s) in which shares are held. The Vitium Global Fund is currently authorized to offer Class A, Class C, Institutional Class and Investor Class shares. The Navigator Fund is currently authorized to offer Institutional Class and Class Z shares (although currently only offers Institutional Class shares). The classes differ principally in their respective distribution expense arrangements as well as their respective sales and redemption fee arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Vitium Global Fund’s prospectus. A contingent deferred sales charge of 1.00% may be imposed on Class A share purchases of $1 million or more that are redeemed within 18 months of purchase. Class C shares are subject to a 1.00% contingent deferred sales charge for redemptions made within 12 months of purchase, in accordance with the Vitium Global Fund’s prospectus. The contingent deferred sales charge for Class C shares is based on the net asset value (“NAV”) of the shares at the time of purchase. Investor Class, Institutional Class and Class Z shares are no-load shares. The Funds and share classes commenced operations as follows:

Fund	Institutional Class	Investor Class	Class A	Class C
Vitium Global	4/1/2014	8/30/2002	12/8/2011	12/8/2011
Navigator	10/13/2017	N/A	N/A	N/A

Simultaneous with the commencement of the Navigator Fund’s investment operations on October 13, 2017, the Goldman Navigator Fund, L.P., a limited partnership managed by Mr. Steven Goldman, the Navigator Fund’s then portfolio manager, converted into the Institutional Class shares of the Navigator Fund by contributing all of its assets to the Navigator Fund in exchange for Institutional Class shares of the Navigator Fund. The total amount of the contribution was $19,863,326, consisting of securities, cash, and other receivables which were recorded at value as of the date of the conversion. The transaction was considered non-taxable by management for tax purposes. As a result of the in-kind contribution, the Navigator Fund issued 993,166 shares at a $20.00 per share NAV.

The Funds are managed by USA Mutuals Advisors, Inc. (the “Advisor”). The investment objective of the Vitium Global Fund is long-term growth of capital. The investment

Notes to Financial Statements September 30, 2020 (Unaudited) (Continued)

objective of the Navigator Fund is capital appreciation and capital preservation with lower volatility throughout market cycles – highly correlated with the S&P 500 Index in bull markets, and less or negatively correlated in bear markets.

2.  Significant Accounting Policies – The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(a)  Investment Valuation – Securities traded on a national securities exchange, except those listed on the NASDAQ Stock Market LLC (“NASDAQ”), are valued at the latest reported sale price on such exchange. Exchange traded securities and funds for which there were no transactions are valued at the mean between the most recent quoted bid and ask prices at the close of the exchange or at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service. Mutual funds, including money market funds, are valued at their respective NAVs.

All equity securities that are listed on NASDAQ are valued using the NASDAQ Official Closing Price. Debt securities, including U.S. Treasury Bills, are valued at the mean in accordance with prices furnished by an approved independent pricing service, subject to review by the Funds’ Advisor. Securities for which market quotations are not readily available and other assets for which market quotations do not accurately reflect fair value or if the value of a security held by the Funds has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded (e.g., a foreign exchange or market), may be valued at their fair value as determined by the Advisor under the supervision of the Funds’ Board of Trustees. When determining fair value, the following factors, among others, may be taken into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and the lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid

Notes to Financial Statements September 30, 2020 (Unaudited) (Continued)

price and the lowest ask price across the exchange where the option is traded. Non-exchange traded options will also be valued at the mean between bid and asked prices. Non-exchange traded options and options valued using mean prices when there were no trades as of the measurement date will be classified as Level 2 investments. “Fair value” of other private options are valued by the Valuation Committee under the supervision of the Funds’ Board of Trustees.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time a Fund calculates its NAV on the valuation date, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the New York Stock Exchange (the “NYSE”), generally 4:00 p.m. Eastern Time.

Futures contracts are valued at the settlement price at the close of trading on such exchange or board of trade. If reliable market quotations are not readily available, the futures contracts shall be valued at a price supplied by an approved independent pricing service. If the prices provided by the pricing service and independent quoted prices are unreliable, the futures contracts are valued by the Valuation Committee under the supervision of the Funds’ Board of Trustees. Futures contracts are generally categorized as Level 1 of the fair value hierarchy.

Shares of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at their net asset value per share as provided by the underlying fund’s administrator. These shares are generally classified as Level 2 investments.

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between: (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Valuations based on quoted prices for investments in active markets that the Funds have the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 –	Valuations based on other significant observable inputs (including quoted prices or similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 –	Valuations based on significant unobservable inputs (including the Funds’ own assumptions and judgment in determining the fair value of investments).

Notes to Financial Statements September 30, 2020 (Unaudited) (Continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Level 3 fair values are estimated and such securities are priced by the Valuation Committee as delegated by the Board of Trustees, by relying on information provided by the underlying companies and any other available information, as applicable. In determining fair value, both qualitative and quantitative factors are considered. Because of the inherent uncertainty of valuations, the estimated fair values may differ from the values that another party might estimate or that would have been used had a ready market for the investment existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments as of the date of this report:

Vitium Global Fund	Level 1	Level 2	Level 3
Common Stocks*	$104,859,521	$—	$—
Purchased Options	16,800	—	—
Short-Term Investments:
Money Market Funds	430,647	—	—
Other Investment Funds	—	4,990,705	—
Total	$105,306,968	$4,990,705	$—

*  See Portfolio of Investments for additional industry information.

Navigator Fund	Level 1	Level 2	Level 3
Purchased Options	$—	$79,150	$—
Short-Term Investments:
U.S. Treasury Bills	—	36,993,697	—
Money Market Funds	25,019,039	—	—
Total	$25,019,039	$37,072,847	$—
Futures Contracts*	$347,809	$—	$—

*  Represents unrealized appreciation (depreciation) as of September 30, 2020.

There are no Level 3 securities in the Funds as of the date of this report.

Notes to Financial Statements September 30, 2020 (Unaudited) (Continued)

(b)  Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and will make the requisite distributions of income and capital gains to its shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Management has reviewed the Funds’ tax positions for all tax periods open to examination by the applicable U.S. federal and state tax jurisdictions. As of and during the year ended March 31, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest and other expense, respectively, in the Statements of Operations. The statute of limitations on Vitium Global Fund’s tax returns remains open for the years ended March 31, 2017 through March 31, 2020 and since inception for the Navigator Fund.

At March 31, 2020 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Vitium Global Fund	Navigator Fund
Cost of investments	$101,092,375	$104,901,019
Unrealized appreciation	21,547,116	266,267
Unrealized depreciation	(15,106,518)	—
Net unrealized appreciation (depreciation)	6,440,598	266,267
Undistributed income	—	—
Undistributed capital gains	4,252,441	—
Total undistributed earnings	4,252,441	—
Other accumulated gains (losses)	(3,646,581)	(21,793,244)
Total distributable earnings (losses)	$7,046,458	$(21,526,977)

At March 31, 2020 the difference between book-basis and tax-basis unrealized appreciation is attributed primarily to the tax deferral of losses on wash sales.

(c)  Distributions to Shareholders – The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex- dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (“equalization”). Distributions during the fiscal periods ended as noted were characterized for tax purposes as follows (tax character during the six months ended September 30, 2020 is estimated).

Notes to Financial Statements September 30, 2020 (Unaudited) (Continued)

	Ordinary Income		Long-Term Capital Gain
	September 30,	March 31,	September 30,	March 31,
Fund	2020	2020	2020	2020
Vitium Global	$—	$98,712	$—	$6,752,225
Navigator	—	2,642,003	—	3,920,018

(d)  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)  Share Valuation – The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by a Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.

(f)  Options – The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the fair value of an option. A purchaser (holder) of a put option pays a nonrefundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. An option that is purchased or written by a Fund is generally valued at the composite price based on the last trade on a given business day or, if there are no trades for the option, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchange where the option is traded. Non-exchange traded options will also be valued at the mean between bid and asked prices. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from written options. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security

Notes to Financial Statements September 30, 2020 (Unaudited) (Continued)

or currency in determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund.

A Fund may use options to generate income and to hedge against losses caused by declines in the prices of stocks in its portfolio or for any other permissible purpose consistent with a Fund’s investment objective. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to a Fund. During the six months ended September 30, 2020, the Vitium Global Fund and Navigator Fund invested in option contracts.

(g)  Futures Contracts – The Navigator Fund invests in futures contracts as part of its principal investment strategies. Specifically, the Navigator Fund may invest in long and short equity stock index futures, primarily on the S&P 500® Index; however, the Navigator Fund may also invest in stock index futures listed on other equity exchanges. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery of cash, in most cases the Navigator Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required. The Navigator Fund uses stock index futures for speculation purposes.

Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the fluctuation in the value of the contract. These daily fluctuations are known as variation margin and are recorded by the Fund as unrealized gains or losses on futures contracts. When these futures contracts are closed, realized gains or losses on futures contracts are recorded by the Fund. The realized gains or losses are reported in the Statements of Operations as net realized gains or losses from futures contracts. Depending on the amount of outstanding collateral that has been posted by the Fund on a given day, the Fund may or may not settle variation margin daily. The “Notional Amount” of futures contracts shown on the Schedule of Futures Contracts represents the notional value of the futures contracts on the day they were opened. The “Notional Value” of futures contracts shown on the Schedule of Futures Contracts represents the notional value of the futures contracts as of the date of this report. For long futures contracts, an excess of Notional Value over Notional Amount results in unrealized appreciation on the futures contract (and an excess of Notional Amount over Notional Value results in unrealized depreciation on the futures contract). The opposite is true for short futures contracts. These unrealized appreciation (depreciation) amounts represent the net impact on a Fund’s net assets as a result of open futures contracts as of the date of this report. The use of long futures contracts by the Fund subjects it to a risk of loss in excess of the gross unrealized appreciation and/or

Notes to Financial Statements September 30, 2020 (Unaudited) (Continued)

gross unrealized depreciation amounts shown on the Statements of Assets and Liabilities and up to the total Notional Amount of the futures contract as shown on the Schedule of Futures Contracts. The use of short futures contracts by the Fund subjects it to a risk of loss in excess of the gross unrealized appreciation and/or gross unrealized depreciation amounts shown on the Statements of Assets and Liabilities and, hypothetically, up to an unlimited amount of loss that could exceed the Notional Amount of the futures contracts as shown on the Schedules of Futures Contracts. During the six months ended September 30, 2020, the Navigator Fund invested in futures contracts as follows:

		Average Notional Value
Fund	Risk Type	Long Futures	Short Futures
Navigator Fund	Equity Risk	$71,911,655	$ —

The average Notional Value of futures contracts is also an indicator of volume.  Please refer to the Funds’ prospectus for additional risks associated with investing in futures contracts.

(h)  Other – Investment transactions and shareholder transactions are accounted for on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Expenses incurred by the Funds that do not relate to a specific Fund or Class are allocated to the individual Funds and Classes based on each Fund’s and Class’s relative net assets or other appropriate basis (as determined by the Board of Trustees).

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. The Funds must use estimates in reporting the current calendar year character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

(i)  Foreign Currency Translation & Foreign Securities Risk – Values of investments denominated in foreign currencies are translated to U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on

Notes to Financial Statements September 30, 2020 (Unaudited) (Continued)

investments from fluctuations arising from changes in market prices of the securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses are from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of non-investment assets and liabilities as a result of changes in exchange rates.

Foreign securities may involve more risks than those associated with U.S. investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, and resource self-sufficiency. Additional risks include currency fluctuations, political and economic instability, imposition of foreign withholding taxes, differences in financial reporting standards and less stringent regulation of securities markets.

(j)  Subsequent Events – In preparing these financial statements, management has performed an evaluation of subsequent events after September 30, 2020 through the date the financial statements were issued and determined that there were no subsequent events that would require adjustment to or additional disclosure in the financial statements, other than as described below.

On September 22, 2020, the Board of Trustees of USA Mutuals, on behalf of the Funds, approved an Agreement and Plan of Reorganization (the “Plan”) pursuant to which each Fund would reorganize into a newly created series (each, a “New Fund”) of Northern Lights Fund Trust IV (the “Reorganizations”). The Board’s approval was contingent upon approval of the Plan by the Northern Lights Fund Trust IV’s Board of Trustees, which occurred on October 13, 2020. Each Reorganization, which requires approval of the applicable Fund’s shareholders, is expected to close in the first quarter of 2021, subject to such approval. A special meeting of shareholders for the purpose of seeking such approval is scheduled for December 11, 2020. For more information, see the supplement to the Funds’ Prospectus and SAI filed with the SEC on October 15, 2020.

(k)  Securities Lending – The Vitium Global Fund may lend investment securities to investors who borrow securities in order to complete certain transactions. By lending investment securities, the Fund attempts to increase its net investment income through the receipt of interest earned on loan collateral. Any increase or decline in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risk may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. It is the Fund’s policy to obtain

Notes to Financial Statements September 30, 2020 (Unaudited) (Continued)

additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

The Fund lends securities and receives cash, cash equivalents, or other securities as collateral. Each security on loan as of the date of this report is footnoted on the Fund’s Portfolio of Investments, along with the total value of all securities on loan. Initial collateral levels shall not be less than 102% of the value of the borrowed securities (105% if the collateral and the borrowed securities are denominated in foreign currencies). Marking to market is performed every business day (subject to de minimis rules of change in value) for the Fund and each borrower is required to deliver additional collateral when necessary so that the total collateral held in the account for all loans of the Fund to the borrower will not be less than 100% of the value of all the borrowed securities loaned to the borrower by the Fund. Any cash received as collateral is invested by the securities lending agent, U.S. Bank National Association, in accordance with pre-established guidelines as set forth in the securities lending agreement. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (the “Portfolio”) of which the investment objective is to seek to maximize current income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. The Portfolio is offered on a private placement basis, has an overnight and continuous maturity, and is not registered under the 1940 Act as amended or any other section or rule thereof. Although the Portfolio has a policy of complying with the risk limiting conditions of rule 2a-7 of the 1940 Act, with certain supplements, it does not rely on such rule. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the Portfolio.

The cash collateral invested in the Portfolio, if any, is reflected in the Fund’s Portfolio of Investments and is included in the Statements of Assets and Liabilities in the line item labeled “Total investments, at value.” A liability of equal value to the cash collateral received and subsequently invested in the Portfolio is included on the Statements of Assets and Liabilities as “Payable for securities lending collateral received.” A portion of the interest received on the loan collateral is retained by the Fund and the remainder is rebated to the borrower of the securities. From the interest retained by the Fund, a portion is paid to the securities lending agent by the Fund for its services. The net amount of interest earned, after the interest rebate and the allocation to the securities lending agent, is included in the Statements of Operations as “Securities lending income, net.”

3.  Transactions with Affiliates – The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom officers of the Trust are affiliated, to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Advisor

Notes to Financial Statements September 30, 2020 (Unaudited) (Continued)

is entitled to receive an annual fee, accrued daily and paid monthly, on the Fund’s average daily net assets as follows:

Annual Advisory Fee Rate
Vitium Global Fund	0.95%
Navigator Fund	1.75%

Total annual advisory fees are included on the Funds’ Statements of Operations as “Advisory fees.” Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf of the Vitium Global Fund and Navigator Fund, the Advisor has contractually agreed to waive its management fee and/or reimburse each Fund to ensure that the total annual operating expenses for each Fund, as a percentage of each Fund’s average daily net assets (excluding front-end or contingent deferred sales loads, shareholder servicing plan fees, taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses, extraordinary expenses and class specific expenses like distribution (12b-1) fees and Sub-TA fees) do not exceed 1.24% and 1.99%, respectively. During the six months ended as of the date of this report, the Vitium Global Fund incurred legal fees that were deemed to be extraordinary and were therefore excluded from the Fund’s expense cap. These extraordinary expenses are reported separately on the Statements of Operations as “Legal fees – extraordinary.” The impact on total returns, the net investment income ratio and the gross and net expense ratios of the extraordinary expenses is also reported in the financial highlights.

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Funds’ expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the month in which the fee was waived or reimbursed. Expenses will only be recouped if the current expense ratio is lower than the expense cap in place at the time such expense was waived. No such expenses were recouped by the Advisor during the six months ended September 30, 2020. During the six months ended September 30, 2020, the Advisor waived $91,649 in expenses for Vitium Global Fund and $138,229 in expenses for Navigator Fund. The cumulative amounts of previously waived and reimbursed expenses that the Advisor may recoup from the Funds, and their respective expiration dates, is shown below:

	March 31,
Fund	2021	2022	2023	Total
Vitium Global	$85,716	$77,456	$266,183	$429,355
Navigator	$114,631	$154,328	$356,954	$625,913

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) on behalf of the Vitium Global Fund which authorizes the Fund to pay Compass Distributors, LLC (the “Distributor”) a distribution fee of up to 0.25%, 0.50% and 1.00%

Notes to Financial Statements September 30, 2020 (Unaudited) (Continued)

of the average daily net assets of the Fund’s Investor Class, Class A and Class C shares, respectively, for services to prospective shareholders and distribution of Fund shares. During the year ended as of the date of this report, the Board of Trustees has authorized a distribution fee of only 0.25% for Class A shares rather than the maximum amount of 0.50% of average daily net assets. The expenses covered by the 12b-1 Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the 12b-1 Plan will represent compensation for distribution and service activities. Distribution fees are included on the Statements of Operations as “Distribution fees” and are presented at the individual share class level.

4.  Investment Transactions – During the year ended as of the date of this report, purchases and sales of investment securities (excluding short-term investments) and U.S. government securities (including short-term investments) were as follows:

	Investment Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Vitium Global	$628,361	$15,384,918	$—	$—
Navigator	$—	$—	$36,970,614	$80,100,000

5.  Line of Credit Facility – The Vitium Global Fund has a secured line of credit of up to $7,000,000 with U.S. Bank, N.A. This line of credit matures on March 3, 2021 but may be renewed prior to maturity.  The line of credit is intended to provide short-term financing, as necessary, subject to certain restrictions, covenants, and the right of setoff on the Fund’s assets, to cover shareholder redemptions.  The Fund may borrow up to the lesser of $7,000,000 or 33 1/3% of the Fund’s unencumbered assets, subject to a limitation of 15% of the net assets of the Fund.  The interest rate on the line of credit is variable and is equal to the Prime Rate, which was 3.25% as of the date of this report. The following table shows the details of the Fund’s borrowing activity during the period ended September 30, 2020.

Maximum	Average	Total	Average
Outstanding	Daily	Interest	Annual
Balance	Balance	Incurred	Interest Rate
$339,000	$13,645	$225	3.25%

6.  COVID-19 – Unexpected events, such as the global outbreak of COVID-19, have caused adverse effects on many companies, sectors, regions, and the market in general, and may cause these effects for an unknown period of time and in ways that cannot be foreseen. The effects may impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve investment objectives.

Basis For Trustees’ Approval of Investment Advisory Agreement (Unaudited)

The Board of Trustees (the “Trustees”) of USA Mutuals (the “Trust”) met on May 19, 2020 (the “Meeting”) via video conference in compliance with the SEC’s temporary exemptive relief relating to in-person meeting requirements to consider the renewal of the Amended and Restated Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the USA Mutuals Vitium Global Fund (the “Vitium Fund”) and the USA Mutuals Navigator Fund (the “Navigator Fund” and together with the Vitium Fund, the “Funds”), each a series of the Trust, and USA Mutuals Advisors, Inc., the Funds’ investment advisor (the “Advisor”). In advance of the Meeting, the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), requested and received materials to assist them in considering the renewal of the Agreement, including a written response by the Advisor to specific questions forwarded by the Trust’s outside legal counsel on behalf of the Independent Trustees. The materials provided contained information with respect to the factors noted below, including copies of the Agreement and the Trust’s amended and restated expense waiver and reimbursement agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the performance, management fees and other expenses of the Funds, Fund distribution information and due diligence materials relating to the Advisor (including a copy of the Advisor’s Form ADV, select financial information of the Advisor and other pertinent information). The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fees and other expense information and quarterly reports from the Trust’s chief compliance officer.  Based on their evaluation of the information provided by the Advisor, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the continuation of the Agreement through July 31, 2021.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS

The Trustees considered the nature, extent and quality of services provided by the Advisor to the Vitium Fund and the Navigator Fund and the amount of time devoted to the Funds’ affairs by the Advisor’s staff.  The Trustees noted that the Funds are the only clients of the Advisor.  The Trustees considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Funds, including the investment strategies implemented by the Advisor, as well as the qualifications, experience and responsibilities of each Fund’s portfolio managers and other key personnel at the Advisor involved in the day-to-day activities of the Funds. The Trustees considered information provided by the Advisor in response to the Board’s 15(c) request, including

Basis For Trustees’ Approval of Investment Advisory Agreement (Unaudited) (Continued)

the structure of the Advisor’s compliance program and the Advisor’s marketing activity and goals and its continuing commitment to the growth of each Fund’s assets.  The Trustees noted that during the course of the prior year they had met with representatives of the Advisor in person or by teleconference to discuss each Fund’s performance and outlook, along with the marketing and compliance efforts made by the Advisor throughout the year.  The Trustees discussed the Advisor’s handling of compliance matters, including the quarterly and annual reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Advisor’s compliance program.  The Trustees concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Advisor’s compliance program, were satisfactory.

2.	INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISOR

In assessing the quality of the portfolio management services delivered by the Advisor, the Trustees compared the short-term and longer-term performance of the Funds on both an absolute basis and in comparison to their benchmark indexes, and in comparison to a peer group constructed by data from Morningstar Direct (the “Morningstar Peer Group”).

The Trustees noted that the Vitium Fund’s Investor Class performance for the period ended March 31, 2020 was below the median for the Morningstar Peer Group of U.S. world large stock funds for the year-to-date, one-year, three-year and five-year periods and above the median for the ten-year period.  The Trustees further noted that the performance was within the fourth quartile for the year-to-date, one-year, three-year and five-year periods and within the second quartile for the ten-year period for the Morningstar Peer Group.  The Trustees noted that the comparisons of the Vitium Fund’s performance to the Morningstar Peer Group of U.S. world large stock funds included periods before the Fund added a global focus to its investment strategy, which occurred in September 2019.  The Trustees also reviewed the Fund’s performance for the year-to-date, one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2020, and noted that the Fund’s Investor Class shares had outperformed the MSCI All Country World Index for the ten-year and since inception periods and underperformed the MSCI All Country World Index for the year-to-date, one-year, three-year and five-year periods. With respect to the Fund’s underperformance, which in some time periods had been substantial, the Trustees noted that the Advisor had provided a comprehensive review of the Fund’s performance discussing the sectors in which the Fund invests and those in which it does not invest.  The Trustees also noted that the recent coronavirus (COVID-19) outbreak had impacted the sectors in which the Fund invests.

The Trustees noted that the Navigator Fund’s performance for the period ended March 31, 2020 was below the median for the Morningstar Peer Group of U.S.

Basis For Trustees’ Approval of Investment Advisory Agreement (Unaudited) (Continued)

long-short equity funds for the year-to-date and one-year periods.  The Trustees further noted that the performance was within the fourth quartile and third quartile for the year-to-date and one-year periods, respectively, for the Morningstar peer group.  The Trustees also reviewed the Fund’s performance for the year-to-date, one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2020, and noted that the Fund had outperformed the S&P 500® Index for the year-to-date and since inception periods, but underperformed the S&P 500® Index for the other periods.

After considering all of the information, the Trustees concluded that the performance obtained by the Advisor for the Funds was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Funds and their shareholders were likely to benefit from the Advisor’s continued management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISOR

The Trustees considered the cost of services and the structure of the Advisor’s management fees, including a review of the expense analyses and other pertinent material with respect to the Funds.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses and expense components.  The Trustees considered the cost structure of the Funds relative to their Morningstar Peer Groups.  The Trustees also considered the fee waivers and expense reimbursement agreement between the Trust on behalf of both the Vitium Fund and the Navigator Fund and the Advisor.

The Trustees also considered the overall profitability of the Advisor, reviewing the Advisor’s financial information and profitability analysis provided by the Advisor.  The Trustees examined the level of profits realized by the Advisor from the fees payable under the Advisory Agreement, as well as the Funds’ brokerage arrangements, noting that the Advisor uses soft dollars to pay for limited research.  These considerations were based on materials requested by the Board specifically for the Meeting, as well as the presentations made by the Advisor over the course of the year.

The Trustees noted that the Vitium Fund’s contractual management fee of 0.95% fell between the third and fourth quartiles and was above the Morningstar Peer Group average and median of 0.79% and 0.80%, respectively.  The Trustees observed that the Fund’s Investor Class net expense ratio of 1.24%, minus Rule 12b-1 fees, fell within the third quartile among the Morningstar Peer Group, compared to the average and median of 1.05% and 1.02%, respectively.

The Trustees noted that the Navigator Fund’s contractual management fee of 1.75% fell within the fourth quartile and was above the Morningstar Peer Group average and median of 1.31% and 1.33%, respectively.  The Trustees observed that the Fund’s net expense ratio of 1.99% fell within the second quartile among the Morningstar Peer Group, compared to the average and median of 2.03% and 2.12%, respectively.

Basis For Trustees’ Approval of Investment Advisory Agreement (Unaudited) (Continued)

The Trustees concluded that the Funds’ expenses and the management fees paid to the Advisor were fair and reasonable in light of the comparative performance, expense and management fee information reviewed but that fees and expenses would continue to be assessed.  The Trustees noted that while the Vitium Fund’s management fees and expenses were higher than others in the Morningstar Peer Group, the Vitium Fund may be considered a specialty fund versus world stock and the Fund did not have a global investment focus prior to September 2019.  The Trustees further concluded, based on a profitability analysis prepared by the Advisor, that the Advisor’s profit from sponsoring the Vitium Fund had not been, and currently was not, excessive and that while the Navigator Fund had not been profitable to the Advisor on a pre-tax (after distribution related expenses) basis, the Advisor maintained adequate profit levels to support its services to the Funds from the revenues of its overall investment advisory business, despite its subsidies to support the Navigator Fund’s operations.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW

The Trustees compared the Funds’ expenses relative to their peer groups and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of each Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees noted that neither Fund’s management fee structure contained any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Advisor’s fee structure, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Advisor and the Funds at each Fund’s current asset levels.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS

The Trustees considered the direct and indirect benefits that could be received by the Advisor from its association with the Funds.  The Trustees examined the brokerage and commissions of the Advisor with respect to the Funds.  The Trustees concluded that the benefits the Advisor may receive, such as greater name recognition, greater exposure to press coverage, or increased ability to obtain research or brokerage services, appear to be reasonable, and in general could benefit the Funds through growth in assets.

CONCLUSIONS

The Trustees considered all of the foregoing factors. In considering the renewal of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of each Fund’s surrounding circumstances. Based on this review, it was the judgment of the Trustees, including a majority of the Independent Trustees, that renewal of the Agreement was in the best interests of each Fund and its shareholders.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any advisor, sub-advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-866-264-8783. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 are available without charge, upon request, by calling 1-866-264-8783 or by accessing the SEC’s website at http://www.sec.gov.

PORTFOLIO DISCLOSURE INFORMATION (Unaudited)

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders may view the Funds’ Form N-PORT filings on the SEC’s website at http://www.sec.gov.

PRIVACY POLICY (Unaudited)

The Funds collect non-public information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We also disclose that information to unaffiliated third parties (such as to the investment advisor to the Funds, and to brokers and custodians) only as permitted by law and only as needed for them to assist us in providing services to you. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with nonaffiliated third parties.

Not part of the semi-annual report.

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USA Mutuals

USA Mutuals Vitium Global Fund
USA Mutuals Navigator Fund

Investment Advisor	USA Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street, Suite 900
Dallas, Texas 75201

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202-5615

Independent Registered Public	Cohen & Company, Ltd.
Accounting Firm	342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant	U.S. Bank Global Fund Services
and Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Distributor	Compass Distributors, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not Applicable.

Item 6. Investments.

(a)  Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. The Registrant’s independent trustees serve as its nominating committee.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     USA Mutuals

By (Signature and Title)      /s/Richard Sapio
Richard Sapio, President

Date    December 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Richard Sapio
Richard Sapio, President

Date    December 8, 2020

By (Signature and Title)      /s/Richard Sapio
Richard Sapio, Treasurer

Date    December 8, 2020